Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases
A summary of supplemental information related to operating leases as of December 31, 2020 and 2021 is as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,503,222	2,245,571	352,379

Operating lease liabilities, current	594,787	969,494	152,135
Operating lease liabilities, non-current	871,685	1,244,096	195,226

Total operating lease liabilities	1,466,472	2,213,590	347,361

Weighted average remaining lease term	2.85 years	2.79 years	2.79 years

Weighted average discount rate	6.4%	6.8%	6.8%

Summary Lease, Cost
A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Operating lease cost	165,733	475,064	953,325	149,597
Short-term lease cost	1,859	7,391	12,227	1,919
Variable lease cost	—	—	8,247	1,294

Total	167,592	482,455	973,799	152,810

Cash paid for operating leases	168,787	500,458	1,002,511	157,316

Right-of-use assets obtained in exchange for operating lease liabilities	499,615	1,489,367	1,671,666	262,321

Summary of Maturity of Operating Lease Liabilities
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2021 is as follows:

	As of December 31, 2021
	RMB	US$
	(in thousands)
2022	1,080,579	169,566
2023	711,673	111,677
2024	379,318	59,523
2025	188,455	29,573
2026	59,163	9,284
Thereafter	1,067	168

Total future lease payments	2,420,255	379,791

Less: imputed interest	(206,665)	(32,430)

Total operating lease liabilities	2,213,590	347,361